John Hancock Funds II

Supplement dated July 1, 2014 to the current Class 1 Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.09
Total annual fund operating expenses	0.92

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 “Other expenses” have been estimated for the first year of operations of the fund’s Class 1 shares.

Expenses ($)	Class 1
1 year	94
3 years	293
5 years	509
10 years	1,131

Effective July 1, 2014, the Advisory fees for the Fund under “Management Fee for Global Income” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class A Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[2]	6.79
Total annual fund operating expenses	7.87
Contractual expense reimbursement[3]	-6.52
Total annual fund operating expenses after expense reimbursements	1.35

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 To the extent that expenses of Class A shares exceed 1.35% of average annual net assets (on an annualized basis) attributable to Class A shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Also, effective July 1, 2014, the information under “ Expense example” in the “Fund summary” is revised and restated in its entirety as follows:

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	532
3 years	2,054
5 years	3,489
10 years	6,732

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class C Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management fee[1]	0.78
Distribution and service (Rule 12b-1) fees	1.00
Other expenses[2]	15.27
Total annual fund operating expenses	17.05

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 "Other expenses" have been estimated for the first year of operations of the fund’s Class C shares.

Expenses ($)	Class C
Shares	Sold	Kept
1 year	1,690	1,602
3 years	4,251	4,251
5 years	6,300	6,300
10 years	9,615	9,615

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class I Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.78
Other expenses[2]	15.41
Total annual fund operating expenses	16.19
Contractual expense reimbursement[3]	-15.15
Total annual fund operating expenses after expense reimbursements	1.04

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 To the extent that expenses of Class I shares exceed 1.04% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and (f) short dividend expense. The Expense Limitation expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class I
1 year	106
3 years	3,106
5 years	5,472
10 years	9,426

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense table for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.78
Other expenses	0.09
Total annual fund operating expenses	0.87

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

Expenses ($)	Class NAV
1 year	89
3 years	278
5 years	482
10 years	1,073

Effective July 1, 2014, the Advisory fees for the Fund under “Management Fee for Global Income” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R1, Class R2, Class R3, Class R4, and Class R5 Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee[1]	0.78	0.78	0.78	0.78	0.78
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25	0.00
Other expenses[2]
Service plan fee	0.25	0.25	0.15	0.10	0.05
Remainder of other expenses	15.15	15.15	15.15	15.15	15.15
Total other expenses	15.40	15.40	15.30	15.25	15.20
Total annual fund operating expenses	16.68	16.43	16.58	16.28	15.98

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 “Other expenses” have been estimated for the first year of operations of the fund’s Class R1, Class R2, Class R3, Class R4, and Class R5 shares.

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 year	1,571	1,549	1,562	1,536	1,510
3 years	4,183	4,136	4,164	4,108	4,052
5 years	6,221	6,166	6,199	6,133	6,065
10 years	9,563	9,527	9,549	9,504	9,456

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class R6 Prospectus

Global Income Fund (the “Fund”)

(formerly John Hancock Global High Yield Fund)

Effective July 1, 2014, the Annual fund operating expenses table and the Expense example for the Fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.78
Other expenses[2]	15.15
Total annual fund operating expenses	15.93

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

2 “Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

Expenses ($)	Class R6
1 year	1,506
3 years	4,042
5 years	6,054
10 years	9,448

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section are revised and restated as follows:

Average daily net assets	Annual rate
First $250 million	0.785%
Next $500 million	0.770%
Excess over $750 million	0.750%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.